SCHEDULE OF INVESTMENT IN NON MARKETABLE SECURITIES (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Cost of investment	$ 16,687	$ 89,001	$ 577,035
Investment in non-marketable securities			1,500
Phoenix Plus Corporation [Member]
Cost of investment		1,500	1,500
Less: Transfer to investment in marketable securities		(1,500)
Investment in non-marketable securities			$ 1,500